OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2019, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,900
Operating lease ROU assets	2,860
Operating lease liability	2,959
Operating lease liability, current	1,595
Rent expense		$ 2,100	$ 1,900
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	500
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 1,400